Financial Assets At Fair Value Through Profit or Loss - Summary of Returns on Wealth Management Products (Details) ¥ in Thousands	Dec. 31, 2020 CNY (¥)
Wealth Management Products
Disclosure Of Financial Instruments [Line Items]
Wealth management products	¥ 13,068